Related Parties Balances and Transactions (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 26, 2017	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation		$ 22,517	$ 950,000		$ 950,000		$ 6,500,000
Due to shareholder, YuanGene Corporation		46,586					0
Interest expense			19,000		19,000		10,170
Accrued interest					9,500		0
Biofirst Corporation [Member]
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation			$ 950,000		$ 950,000
Biofirst Corporation [Member] | Loan Agreement [Member]
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation	$ 950,000
Loan bears interest terms	Loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to remit the interest payment monthly to the lender.
Loan maturity date	Feb. 01, 2018